Lease liability	12 Months Ended
Dec. 31, 2021
Lease Liability
Lease liability

9. Lease liability

The Company has an operating lease for office space that expires in 2022. Below is a summary of the Company’s lease liability as of December 31, 2021:

Office lease

Balance, December 31, 2019	$274,981
Addition	-
Interest expense	22,156
Lease payments	(123,098)
Foreign exchange gain	2,568
Balance, December 31, 2020	176,607
Addition	-
Interest expense	12,696
Lease payments	(129,191)
Foreign exchange loss	2,165
Balance, December 31, 2021	62,277

In addition to the minimum monthly lease payments of C$13,504, the Company is required to make additional monthly payments amounting to C$12,505 for certain variable costs. The schedule below represents the Company’s obligations under the lease agreement in Canadian dollars.

	Less than 1 year	1-2 years	2-3 years	Total

Base rent	$81,025	$-	$-	$81,025
Additional rent	75,030	-	-	75,030
	$156,055	$-	$-	$156,055

The monthly rental expenses are offset by rental income obtained through a series of short-term subleases held by the Company.